Condensed financial information of the Company - Condensed statements of comprehensive income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Condensed statements of comprehensive income
Net (loss)/income	$ (43,364)	$ 4,392,693
Total comprehensive income	486,542	5,639,498
Reportable legal entities | Parent company
Condensed statements of comprehensive income
Net (loss)/income	(43,364)	4,392,693
Other comprehensive income	529,906	1,246,805
Total comprehensive income	$ 486,542	$ 5,639,498